Leases - Lessee: Amounts of Lease Liabilities Due in Each of Next Five Years and Thereafter (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Operating And Finance Lease Payments Due Abstract [Abstract]
Finance leases, 2022	¥ 869
Finance leases, 2023	676
Finance leases, 2024	596
Finance leases, 2025	540
Finance leases, 2026	254
Thereafter	698
Total lease payments	3,633
Less imputed interest	(216)
Total Lease Liability	3,417	¥ 2,840
Operating leases, 2022	47,926
Operating leases, 2023	38,281
Operating leases, 2024	32,513
Operating leases, 2025	29,881
Operating leases, 2026	25,483
Thereafter	134,119
Total lease payments	308,203
Less imputed interest	(18,313)
Total lease liabilities	¥ 289,890	¥ 266,790